Prepayments and Advances to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2018
Prepayments And Advance To Suppliers Net [Abstract]
Schedule of prepayments and advances

	December 31, 2018	December 31, 2017
Advances made to raw material suppliers (a)	$8,010,272	$6,984,783
Advances made to construction subcontractors (b)	2,907,750	3,764,954
Advances made for purchases of equipment	910,872	962,396
Prepaid consulting fees	-	841,216
Others	3,906	43,393
Subtotal	11,832,800	12,596,742
Allowance for doubtful accounts	(8,264,797)	(692,635)
	$3,568,003	$11,904,107

(a)	The prepayments and deposits on raw materials are generally required by our suppliers for the purpose of ongoing business relationships. The prepayments and deposits are not directly associated with any specific purchase contract or any specific price but will be used to offset any accounts payable balance resulting from any specific purchase order priced at market.

(b)	Advances to construction subcontracts represent the prepayments made by the Company to our construction subcontractors at the beginning of our customer projects for the purpose of acquiring necessary construction materials, equipment and required deposits.

Schedule of changes of allowance for doubtful accounts for advances to suppliers
	December 31, 2018	December 31, 2017
Beginning balance	$692,635	$272,858
Provision	7,609,244	386,563
Foreign exchange effect	(37,082)	33,214
Ending balance	$8,264,797	$692,635